Related Party Transactions (Details) - Solaris LLC - William A. Zartler $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Related party transactions
Payment made to related party	$ 810
Salaries, benefits and payroll taxes
Related party transactions
Payment made to related party	452
Selling, general and administrative expenses
Related party transactions
Payment made to related party	$ 358